Deferred Income - Schedule of Movements in Government Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Movements in Government Grants [Abstract]
At beginning of the year	¥ 27,500	$ 3,932	¥ 36,360
Received during the year	1,000	143	7,740
Portion classified as current liabilities (note 26)	(22,000)	(3,146)	(16,600)
At end of the year	¥ 6,500	$ 929	¥ 27,500